Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In accordance with Accounting Standard Codification No. 820, “Fair Value Measurement" (“Topic 820”), the Plan defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accounting guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of fair value hierarchy are as follows:

•Level 1: inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan has the ability to access at the measurement date.
•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3: inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024:

•Common stock: The Company's common stock currently invested in by the Plan is held by a unitized fund, which means the participants do not own shares of the Company's common stock but rather own an interest in the unitized fund. The fund consists of common stock and cash equivalents to meet the fund's daily cash needs. The Plan owns the underlying assets of shares in common stock and the underlying cash. Unitizing the fund allows for daily trades of the fund's units. The value of a unit of the unitized fund reflects the combined value of the Company's common stock, at quoted market prices, and cash held by the fund.
•Mutual funds: Valued at the daily closing prices as reported by the funds. Mutual funds currently invested in by the Plan are open-end mutual funds registered with the Securities and Exchange Commission and are required to publish their daily net asset value and to transact based on that value. These funds are currently deemed to be actively traded.
•Money market fund: Valued at the daily closing price as reported by the fund..
•Common collective trust funds: Measured at fair value using the net asset value per share (or its equivalent) as a practical expedient to fair value, these investments have not been classified in the fair value hierarchy and are shown as a reconciling item. For the Vanguard Retirement Saving Trust III, it is managed by the Trustees in a pool of investment contracts that are issued by insurance companies and commercial banks and in contracts that are backed by bond funds. There is a 12-month redemption restriction for the Vanguard Retirement Saving Trust III fund. For the remaining common collective trust funds, the investments are managed by the Trustee by following an asset allocation strategy by investing in selected Vanguard funds to achieve their targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The Participants’ redemptions of the common/collective trusts are permitted daily with no other restrictions or notice periods and there are no unfunded commitments.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis during the years ended December 31, 2025 and 2024, respectively:

December 31, 2025	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Net Asset Value as Practical Expedient*	Total Fair Value

Common stock	$18,482,206	$—	$—	$—	$18,482,206
Common collective trust funds	—	—	—	334,875,426	334,875,426
Money market fund	11,734,680	—	—	—	11,734,680
Mutual funds	135,138,389	—	—	—	135,138,389
Total investments	$165,355,275	$—	$—	$334,875,426	$500,230,701

December 31, 2024	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Net Asset Value as Practical Expedient*	Total Fair Value

Common stock	$19,978,825	$—	$—	$—	$19,978,825
Common collective trust funds	—	—	—	272,268,804	272,268,804
Money market fund	11,381,235	—	—	—	11,381,235
Mutual funds	114,981,791	—	—	—	114,981,791
Total investments	$146,341,851	$—	$—	$272,268,804	$418,610,655
*In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value to the line items presented in the statements of net assets available for benefits.